Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 02-378 (1)	Invesco V.I. Core Plus Bond - 16-ZZB (2)
American Funds American High-Income Trust - 16-ZZZ (2)	Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA (2)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Invesco V.I. Health Care Fund Series I Class - 02-815 (1)
LVIP American Century Capital Appreciation Fund I Class - 02-410 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
LVIP American Century Disciplined Core Value Fund I Class - 02-425 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
LVIP American Century International Fund I Class - 02-420 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
LVIP American Century Mid Cap Value Fund II Class - 02-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
LVIP American Century Ultra Fund I Class - 02-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
American Funds Growth - 16-ZZX (2)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
American Funds International Growth and Income - 16-ZZV (2)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	MFS Mid-Cap Growth Series - 16-ZZ2 (2)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	MFS New Discovery Series - 16-ZZ3 (2)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)
Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP (3)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204
T: (317) 222 2202, www.pwc.com/us

Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO (3)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
ClearBridge Variable Mid Cap Portfolio - 16-ZZM (2)	American Funds New World Fund - 16-ZZU (2)
American Funds Global Balanced - 16-ZZY (2)	BlackRock Small Cap Index - 16-ZZR (2)
American Funds Growth and Income - 16-ZZW (2)	ClearBridge Variable Large Cap Value Portfolio - 16-ZZN (2)
DFA Inflation Protected Securities - 16-ZZL (2)	Invesco V.I. Main Street Small Cap Fund - 16-ZZ1 (2)
DFA International Small Portfolio - 16-ZZK (2)	Vanguard Capital Growth Portfolio - 16-ZYZ (2)
DFA US Targeted Value - 16-ZZJ (2)	Vanguard Diversified Value Portfolio - 16-ZYY (2)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	Vanguard Equity Income Portfolio - 16-ZYX (2)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	Vanguard Equity Index Portfolio - 16-ZYW (2)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	Vanguard High Yield Bond Portfolio - 16-ZYU (2)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	Vanguard International Portfolio - 16-ZYT (2)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	Vanguard Mid-Cap Index Portfolio - 16-ZYS (2)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	Vanguard Money Market Portfolio - 16-ZYR (2)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ (2)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	Vanguard Small Company Growth - 16-ZYP (2)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	Vanguard Total Bond Market Index Portfolio - 16-ZYO (2)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Vanguard Total International Stock Market Index Portfolio - 16-ZYN (2)
Fidelity VIP Growth & Income Portfolio - 16-ZZH (2)	Vanguard Total Stock Market Index Portfolio - 16-ZYM (2)
Fidelity VIP Growth Opportunities Portfolio - 16-ZZG (2)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Vanguard VIF Real Estate Index - 16-ZYL (2)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
Fidelity VIP Value Portfolio - 16-ZZE (2)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)

Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD (2)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)	Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)
Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)	Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)
T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
(1) Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024, statements of changes in net assets for the years ended December 31, 2024, and 2023, and financial highlights for the years or periods ended December 31, 2024, 2023, 2022, 2021, and 2020.
(2) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period July 21, 2023 (commencement of operations) through December 31, 2024.
(3) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period August 24, 2023 (commencement of operations) through December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 25, 2025

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

AUL American Individual Variable Life Unit Trust American Funds American High-Income Trust - 16-ZZZ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,566	$1,613	170
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,566

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,566	252	$6.22

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$88
Net investment income (loss)			88

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(47)
Net gain (loss)			(43)

Increase (decrease) in net assets from operations			$45

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$88	$-
	Net realized gain (loss)	4	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(47)	-

	Increase (decrease) in net assets from operations	45	-

	Contract owner transactions:
	Proceeds from units sold	2,358	-
	Cost of units redeemed	-	-
	Account charges	(837)	-
	Increase (decrease)	1,521	-
	Net increase (decrease)	1,566	-
	Net assets, beginning	-	-
	Net assets, ending	$1,566	$-

	Units sold	390	-
	Units redeemed	(138)	-
	Net increase (decrease)	252	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	252	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,358
Cost of units redeemed/account charges			(837)
Net investment income (loss)			88
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(47)
Net assets			$1,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.22	0	$2	N/A	9.9%
12/31/2023	5.65	0	0	N/A	12.7%
12/31/2022	5.02	0	0	N/A	0.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	11.2%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Global Balanced - 16-ZZY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319	$321	24
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$319

	Net Assets	Units Outstanding	Accumulation Unit Value
	$319	52	$6.17

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$(2)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(2)	-

	Increase (decrease) in net assets from operations	(2)	-

	Contract owner transactions:
	Proceeds from units sold	321	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	321	-
	Net increase (decrease)	319	-
	Net assets, beginning	-	-
	Net assets, ending	$319	$-

	Units sold	52	-
	Units redeemed	-	-
	Net increase (decrease)	52	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	52	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$321
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net assets			$319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.17	0	$0	N/A	6.9%
12/31/2023	5.78	0	0	N/A	14.0%
12/31/2022	5.06	0	0	N/A	1.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Growth - 16-ZZX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$339,178	$282,412	2,661
Receivables: investments sold	79
Payables: investments purchased	-
Net assets	$339,257

	Net Assets	Units Outstanding	Accumulation Unit Value
	$339,257	39,998	$8.48

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,580
Net investment income (loss)			1,580

Gain (loss) on investments:
Net realized gain (loss)			19,264
Realized gain distributions			5,197
Net change in unrealized appreciation (depreciation)			39,454
Net gain (loss)			63,915

Increase (decrease) in net assets from operations			$65,495

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,580	$637
	Net realized gain (loss)	19,264	2,429
	Realized gain distributions	5,197	5,141
	Net change in unrealized appreciation (depreciation)	39,454	17,793

	Increase (decrease) in net assets from operations	65,495	26,000

	Contract owner transactions:
	Proceeds from units sold	197,441	152,293
	Cost of units redeemed	(47,405)	(12,153)
	Account charges	(45,236)	(18,650)
	Increase (decrease)	104,800	121,490
	Net increase (decrease)	170,295	147,490
	Net assets, beginning	168,962	21,472
	Net assets, ending	$339,257	$168,962

	Units sold	29,613	28,266
	Units redeemed	(15,902)	(6,616)
	Net increase (decrease)	13,711	21,650
	Units outstanding, beginning	26,287	4,637
	Units outstanding, ending	39,998	26,287

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$372,272
Cost of units redeemed/account charges			(126,592)
Net investment income (loss)			2,323
Net realized gain (loss)			24,150
Realized gain distributions			10,338
Net change in unrealized appreciation (depreciation)			56,766
Net assets			$339,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.48	40	$339	N/A	32.0%
12/31/2023	6.43	26	169	N/A	38.8%
12/31/2022	4.63	5	21	N/A	-7.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.7%
2022	1.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Growth and Income - 16-ZZW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,510	$6,197	93
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6,510

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,510	824	$7.90

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$64
Net investment income (loss)			64

Gain (loss) on investments:
Net realized gain (loss)			25
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			313
Net gain (loss)			347

Increase (decrease) in net assets from operations			$411

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$64	$-
	Net realized gain (loss)	25	-
	Realized gain distributions	9	-
	Net change in unrealized appreciation (depreciation)	313	-

	Increase (decrease) in net assets from operations	411	-

	Contract owner transactions:
	Proceeds from units sold	7,399	-
	Cost of units redeemed	-	-
	Account charges	(1,300)	-
	Increase (decrease)	6,099	-
	Net increase (decrease)	6,510	-
	Net assets, beginning	-	-
	Net assets, ending	$6,510	$-

	Units sold	1,004	-
	Units redeemed	(180)	-
	Net increase (decrease)	824	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	824	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,399
Cost of units redeemed/account charges			(1,300)
Net investment income (loss)			64
Net realized gain (loss)			25
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			313
Net assets			$6,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.90	1	$7	N/A	24.5%
12/31/2023	6.34	0	0	N/A	26.5%
12/31/2022	5.01	0	0	N/A	0.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds International Growth and Income - 16-ZZV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$326,314	$328,313	32,033
Receivables: investments sold	105
Payables: investments purchased	-
Net assets	$326,419

	Net Assets	Units Outstanding	Accumulation Unit Value
	$326,419	51,656	$6.32

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,193
Net investment income (loss)			8,193

Gain (loss) on investments:
Net realized gain (loss)			4,353
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,002)
Net gain (loss)			(6,649)

Increase (decrease) in net assets from operations			$1,544

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$8,193	$3,753
	Net realized gain (loss)	4,353	2,260
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(11,002)	7,784

	Increase (decrease) in net assets from operations	1,544	13,797

	Contract owner transactions:
	Proceeds from units sold	224,195	156,560
	Cost of units redeemed	(18,150)	(9,668)
	Account charges	(47,943)	(23,379)
	Increase (decrease)	158,102	123,513
	Net increase (decrease)	159,646	137,310
	Net assets, beginning	166,773	29,463
	Net assets, ending	$326,419	$166,773

	Units sold	37,005	28,746
	Units redeemed	(12,702)	(7,002)
	Net increase (decrease)	24,303	21,744
	Units outstanding, beginning	27,353	5,609
	Units outstanding, ending	51,656	27,353

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$409,204
Cost of units redeemed/account charges			(100,389)
Net investment income (loss)			12,776
Net realized gain (loss)			6,827
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,999)
Net assets			$326,419

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.32	52	$326	N/A	3.6%
12/31/2023	6.10	27	167	N/A	16.1%
12/31/2022	5.25	6	29	N/A	5.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.8%
2022	5.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds New World Fund - 16-ZZU

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,571	$1,623	58
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,571

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,571	252	$6.23

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20
Net investment income (loss)			20

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(52)
Net gain (loss)			(45)

Increase (decrease) in net assets from operations			$(25)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$20	$-
	Net realized gain (loss)	7	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(52)	-

	Increase (decrease) in net assets from operations	(25)	-

	Contract owner transactions:
	Proceeds from units sold	2,473	-
	Cost of units redeemed	-	-
	Account charges	(877)	-
	Increase (decrease)	1,596	-
	Net increase (decrease)	1,571	-
	Net assets, beginning	-	-
	Net assets, ending	$1,571	$-

	Units sold	390	-
	Units redeemed	(138)	-
	Net increase (decrease)	252	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	252	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,473
Cost of units redeemed/account charges			(877)
Net investment income (loss)			20
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(52)
Net assets			$1,571

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.23	0	$2	N/A	6.9%
12/31/2023	5.83	0	0	N/A	16.2%
12/31/2022	5.02	0	0	N/A	0.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Global Allocation - 16-ZZT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.07

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.07	0	$0	N/A	9.2%
12/31/2023	5.56	0	0	N/A	12.8%
12/31/2022	4.93	0	0	N/A	-1.5%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock High Yield - 16-ZZS (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.11

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.11	0	$0	N/A	8.3%
12/31/2023	5.65	0	0	N/A	13.2%
12/31/2022	4.99	0	0	N/A	-0.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Small Cap Index - 16-ZZR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198	$214	16
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$198

	Net Assets	Units Outstanding	Accumulation Unit Value
	$198	32	$6.27

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			(16)
Net gain (loss)			(7)

Increase (decrease) in net assets from operations			$(5)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2	$-
	Net realized gain (loss)	2	-
	Realized gain distributions	7	-
	Net change in unrealized appreciation (depreciation)	(16)	-

	Increase (decrease) in net assets from operations	(5)	-

	Contract owner transactions:
	Proceeds from units sold	309	-
	Cost of units redeemed	-	-
	Account charges	(106)	-
	Increase (decrease)	203	-
	Net increase (decrease)	198	-
	Net assets, beginning	-	-
	Net assets, ending	$198	$-

	Units sold	48	-
	Units redeemed	(16)	-
	Net increase (decrease)	32	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	32	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$309
Cost of units redeemed/account charges			(106)
Net investment income (loss)			2
Net realized gain (loss)			2
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			(16)
Net assets			$198

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.27	0	$0	N/A	11.3%
12/31/2023	5.64	0	0	N/A	16.7%
12/31/2022	4.83	0	0	N/A	-3.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Total Return - 16-ZZQ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.15

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.15	0	$0	N/A	1.4%
12/31/2023	5.08	0	0	N/A	5.8%
12/31/2022	4.80	0	0	N/A	-4.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,361	$83,002	3,727
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$97,361

	Net Assets	Units Outstanding	Accumulation Unit Value
	$97,361	7,305	$13.33

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,172
Realized gain distributions			1,203
Net change in unrealized appreciation (depreciation)			9,306
Net gain (loss)			11,681

Increase (decrease) in net assets from operations			$11,681

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1,172	392
	Realized gain distributions	1,203	433
	Net change in unrealized appreciation (depreciation)	9,306	5,088

	Increase (decrease) in net assets from operations	11,681	5,913

	Contract owner transactions:
	Proceeds from units sold	41,624	54,312
	Cost of units redeemed	(2,379)	(19)
	Account charges	(9,052)	(8,530)
	Increase (decrease)	30,193	45,763
	Net increase (decrease)	41,874	51,676
	Net assets, beginning	55,487	3,811
	Net assets, ending	$97,361	$55,487

	Units sold	3,415	5,235
	Units redeemed	(918)	(820)
	Net increase (decrease)	2,497	4,415
	Units outstanding, beginning	4,808	393
	Units outstanding, ending	7,305	4,808

	* Date of Fund Inception into Variable Account: 8 /24 /2022
	Accumulation unit value on date of inception: $10 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$100,099
Cost of units redeemed/account charges			(20,318)
Net investment income (loss)			-
Net realized gain (loss)			1,585
Realized gain distributions			1,636
Net change in unrealized appreciation (depreciation)			14,359
Net assets			$97,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$13.33	7	$97	N/A	15.5%
12/31/2023	11.54	5	55	N/A	19.0%
12/31/2022	9.70	0	4	N/A	-3.0%
12/31/2021	10.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,268	$33,956	1,539
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$34,268

	Net Assets	Units Outstanding	Accumulation Unit Value
	$34,268	2,737	$12.52

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			855
Realized gain distributions			2,449
Net change in unrealized appreciation (depreciation)			(151)
Net gain (loss)			3,153

Increase (decrease) in net assets from operations			$3,153

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	855	336
	Realized gain distributions	2,449	1,313
	Net change in unrealized appreciation (depreciation)	(151)	479

	Increase (decrease) in net assets from operations	3,153	2,128

	Contract owner transactions:
	Proceeds from units sold	11,079	27,873
	Cost of units redeemed	(3,032)	-
	Account charges	(7,722)	(5,254)
	Increase (decrease)	325	22,619
	Net increase (decrease)	3,478	24,747
	Net assets, beginning	30,790	6,043
	Net assets, ending	$34,268	$30,790

	Units sold	923	2,603
	Units redeemed	(889)	(504)
	Net increase (decrease)	34	2,099
	Units outstanding, beginning	2,703	604
	Units outstanding, ending	2,737	2,703

	* Date of Fund Inception into Variable Account: 8 /24 /2022
	Accumulation unit value on date of inception: $10 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,170
Cost of units redeemed/account charges			(16,166)
Net investment income (loss)			-
Net realized gain (loss)			1,190
Realized gain distributions			3,762
Net change in unrealized appreciation (depreciation)			312
Net assets			$34,268

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$12.52	3	$34	N/A	9.9%
12/31/2023	11.39	3	31	N/A	13.9%
12/31/2022	10.01	1	6	N/A	0.1%
12/31/2021	10.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust ClearBridge Variable Large Cap Value Portfolio - 16-ZZN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,794	$2,010	91
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,794

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,794	272	$6.59

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			267
Net change in unrealized appreciation (depreciation)			(216)
Net gain (loss)			49

Increase (decrease) in net assets from operations			$71

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$22	$-
	Net realized gain (loss)	(2)	-
	Realized gain distributions	267	-
	Net change in unrealized appreciation (depreciation)	(216)	-

	Increase (decrease) in net assets from operations	71	-

	Contract owner transactions:
	Proceeds from units sold	1,869	-
	Cost of units redeemed	-	-
	Account charges	(146)	-
	Increase (decrease)	1,723	-
	Net increase (decrease)	1,794	-
	Net assets, beginning	-	-
	Net assets, ending	$1,794	$-

	Units sold	294	-
	Units redeemed	(22)	-
	Net increase (decrease)	272	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	272	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,869
Cost of units redeemed/account charges			(146)
Net investment income (loss)			22
Net realized gain (loss)			(2)
Realized gain distributions			267
Net change in unrealized appreciation (depreciation)			(216)
Net assets			$1,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.59	0	$2	N/A	8.1%
12/31/2023	6.09	0	0	N/A	15.1%
12/31/2022	5.29	0	0	N/A	5.9%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust ClearBridge Variable Mid Cap Portfolio - 16-ZZM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83	$79	3
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$83

	Net Assets	Units Outstanding	Accumulation Unit Value
	$83	14	$5.86

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			6

Increase (decrease) in net assets from operations			$6

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	2	-
	Realized gain distributions	1	-
	Net change in unrealized appreciation (depreciation)	3	1

	Increase (decrease) in net assets from operations	6	1

	Contract owner transactions:
	Proceeds from units sold	80	54
	Cost of units redeemed	-	-
	Account charges	(33)	(25)
	Increase (decrease)	47	29
	Net increase (decrease)	53	30
	Net assets, beginning	30	-
	Net assets, ending	$83	$30

	Units sold	14	11
	Units redeemed	(6)	(5)
	Net increase (decrease)	8	6
	Units outstanding, beginning	6	-
	Units outstanding, ending	14	6

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$134
Cost of units redeemed/account charges			(58)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			4
Net assets			$83

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.86	0	$0	N/A	10.0%
12/31/2023	5.33	0	0	N/A	12.9%
12/31/2022	4.72	0	0	N/A	-5.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA Inflation Protected Securities - 16-ZZL

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,254	$128,386	13,966
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$125,284

	Net Assets	Units Outstanding	Accumulation Unit Value
	$125,284	24,831	$5.05

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,485
Net investment income (loss)			3,485

Gain (loss) on investments:
Net realized gain (loss)			(92)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,963)
Net gain (loss)			(2,055)

Increase (decrease) in net assets from operations			$1,430

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,485	$1,961
	Net realized gain (loss)	(92)	(832)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1,963)	(290)

	Increase (decrease) in net assets from operations	1,430	839

	Contract owner transactions:
	Proceeds from units sold	82,818	58,872
	Cost of units redeemed	(1,755)	(4,234)
	Account charges	(16,186)	(8,214)
	Increase (decrease)	64,877	46,424
	Net increase (decrease)	66,307	47,263
	Net assets, beginning	58,977	11,714
	Net assets, ending	$125,284	$58,977

	Units sold	17,578	13,051
	Units redeemed	(4,656)	(3,602)
	Net increase (decrease)	12,922	9,449
	Units outstanding, beginning	11,909	2,460
	Units outstanding, ending	24,831	11,909

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$153,710
Cost of units redeemed/account charges			(30,814)
Net investment income (loss)			6,437
Net realized gain (loss)			(917)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,132)
Net assets			$125,284

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.05	25	$125	N/A	1.9%
12/31/2023	4.95	12	59	N/A	4.0%
12/31/2022	4.76	2	12	N/A	-4.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	5.5%
2022	16.9%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA International Small Portfolio - 16-ZZK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,019	$1,070	87
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,019

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,019	168	$6.06

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$35
Net investment income (loss)			35

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			27
Net change in unrealized appreciation (depreciation)			(53)
Net gain (loss)			(19)

Increase (decrease) in net assets from operations			$16

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$35	$-
	Net realized gain (loss)	7	-
	Realized gain distributions	27	-
	Net change in unrealized appreciation (depreciation)	(53)	2

	Increase (decrease) in net assets from operations	16	2

	Contract owner transactions:
	Proceeds from units sold	1,142	54
	Cost of units redeemed	-	-
	Account charges	(170)	(25)
	Increase (decrease)	972	29
	Net increase (decrease)	988	31
	Net assets, beginning	31	-
	Net assets, ending	$1,019	$31

	Units sold	190	9
	Units redeemed	(27)	(4)
	Net increase (decrease)	163	5
	Units outstanding, beginning	5	-
	Units outstanding, ending	168	5

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,196
Cost of units redeemed/account charges			(195)
Net investment income (loss)			35
Net realized gain (loss)			7
Realized gain distributions			27
Net change in unrealized appreciation (depreciation)			(51)
Net assets			$1,019

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.06	0	$1	N/A	3.8%
12/31/2023	5.84	0	0	N/A	14.1%
12/31/2022	5.12	0	0	N/A	2.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.7%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA US Targeted Value - 16-ZZJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,953	$120,520	5,360
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$120,984

	Net Assets	Units Outstanding	Accumulation Unit Value
	$120,984	17,950	$6.74

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,609
Net investment income (loss)			1,609

Gain (loss) on investments:
Net realized gain (loss)			1,192
Realized gain distributions			7,838
Net change in unrealized appreciation (depreciation)			(3,434)
Net gain (loss)			5,596

Increase (decrease) in net assets from operations			$7,205

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,609	$711
	Net realized gain (loss)	1,192	(471)
	Realized gain distributions	7,838	3,165
	Net change in unrealized appreciation (depreciation)	(3,434)	4,688

	Increase (decrease) in net assets from operations	7,205	8,093

	Contract owner transactions:
	Proceeds from units sold	84,955	46,253
	Cost of units redeemed	(7,539)	(3,008)
	Account charges	(16,136)	(7,066)
	Increase (decrease)	61,280	36,179
	Net increase (decrease)	68,485	44,272
	Net assets, beginning	52,499	8,227
	Net assets, ending	$120,984	$52,499

	Units sold	13,991	9,057
	Units redeemed	(4,464)	(2,218)
	Net increase (decrease)	9,527	6,839
	Units outstanding, beginning	8,423	1,584
	Units outstanding, ending	17,950	8,423

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$139,792
Cost of units redeemed/account charges			(34,407)
Net investment income (loss)			2,428
Net realized gain (loss)			1,095
Realized gain distributions			11,643
Net change in unrealized appreciation (depreciation)			433
Net assets			$120,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.74	18	$121	N/A	8.1%
12/31/2023	6.23	8	52	N/A	20.0%
12/31/2022	5.19	2	8	N/A	3.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.3%
2022	2.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Floating Rate High Income Portfolio - 16-ZZI (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.25

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.25	0	$0	N/A	8.5%
12/31/2023	5.76	0	0	N/A	12.2%
12/31/2022	5.13	0	0	N/A	2.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth & Income Portfolio - 16-ZZH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,358	$7,984	273
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$8,358

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,358	1,112	$7.52

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$117
Net investment income (loss)			117

Gain (loss) on investments:
Net realized gain (loss)			146
Realized gain distributions			511
Net change in unrealized appreciation (depreciation)			196
Net gain (loss)			853

Increase (decrease) in net assets from operations			$970

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$117	$54
	Net realized gain (loss)	146	17
	Realized gain distributions	511	113
	Net change in unrealized appreciation (depreciation)	196	178

	Increase (decrease) in net assets from operations	970	362

	Contract owner transactions:
	Proceeds from units sold	4,796	3,306
	Cost of units redeemed	-	-
	Account charges	(798)	(626)
	Increase (decrease)	3,998	2,680
	Net increase (decrease)	4,968	3,042
	Net assets, beginning	3,390	348
	Net assets, ending	$8,358	$3,390

	Units sold	671	594
	Units redeemed	(110)	(110)
	Net increase (decrease)	561	484
	Units outstanding, beginning	551	67
	Units outstanding, ending	1,112	551

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,456
Cost of units redeemed/account charges			(1,430)
Net investment income (loss)			171
Net realized gain (loss)			163
Realized gain distributions			624
Net change in unrealized appreciation (depreciation)			374
Net assets			$8,358

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.52	1	$8	N/A	22.2%
12/31/2023	6.15	1	3	N/A	18.7%
12/31/2022	5.18	0	0	N/A	3.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.9%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Opportunities Portfolio - 16-ZZG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,342	$16,437	233
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$19,342

	Net Assets	Units Outstanding	Accumulation Unit Value
	$19,342	2,143	$9.03

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			595
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,833
Net gain (loss)			3,428

Increase (decrease) in net assets from operations			$3,428

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	595	14
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2,833	72

	Increase (decrease) in net assets from operations	3,428	86

	Contract owner transactions:
	Proceeds from units sold	19,086	560
	Cost of units redeemed	-	-
	Account charges	(3,727)	(91)
	Increase (decrease)	15,359	469
	Net increase (decrease)	18,787	555
	Net assets, beginning	555	-
	Net assets, ending	$19,342	$555

	Units sold	2,528	100
	Units redeemed	(470)	(15)
	Net increase (decrease)	2,058	85
	Units outstanding, beginning	85	-
	Units outstanding, ending	2,143	85

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,646
Cost of units redeemed/account charges			(3,818)
Net investment income (loss)			-
Net realized gain (loss)			609
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,905
Net assets			$19,342

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.03	2	$19	N/A	38.9%
12/31/2023	6.50	0	1	N/A	45.6%
12/31/2022	4.46	0	0	N/A	-10.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Strategic Income Portfolio - 16-ZZF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.74

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.74	0	$0	N/A	6.1%
12/31/2023	5.41	0	0	N/A	9.4%
12/31/2022	4.94	0	0	N/A	-1.2%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Value Portfolio - 16-ZZE

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,057	$22,330	1,160
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$22,057

	Net Assets	Units Outstanding	Accumulation Unit Value
	$22,057	3,272	$6.74

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$281
Net investment income (loss)			281

Gain (loss) on investments:
Net realized gain (loss)			179
Realized gain distributions			1,956
Net change in unrealized appreciation (depreciation)			(774)
Net gain (loss)			1,361

Increase (decrease) in net assets from operations			$1,642

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$281	$85
	Net realized gain (loss)	179	33
	Realized gain distributions	1,956	242
	Net change in unrealized appreciation (depreciation)	(774)	501

	Increase (decrease) in net assets from operations	1,642	861

	Contract owner transactions:
	Proceeds from units sold	15,494	7,233
	Cost of units redeemed	-	-
	Account charges	(2,338)	(1,184)
	Increase (decrease)	13,156	6,049
	Net increase (decrease)	14,798	6,910
	Net assets, beginning	7,259	349
	Net assets, ending	$22,057	$7,259

	Units sold	2,434	1,345
	Units redeemed	(361)	(215)
	Net increase (decrease)	2,073	1,130
	Units outstanding, beginning	1,199	69
	Units outstanding, ending	3,272	1,199

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,082
Cost of units redeemed/account charges			(3,528)
Net investment income (loss)			366
Net realized gain (loss)			212
Realized gain distributions			2,198
Net change in unrealized appreciation (depreciation)			(273)
Net assets			$22,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.74	3	$22	N/A	11.4%
12/31/2023	6.05	1	7	N/A	19.8%
12/31/2022	5.05	0	0	N/A	1.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,786	$2,670	146
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,786

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,786	420	$6.63

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			113
Net gain (loss)			118

Increase (decrease) in net assets from operations			$118

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	5	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	113	3

	Increase (decrease) in net assets from operations	118	3

	Contract owner transactions:
	Proceeds from units sold	2,882	54
	Cost of units redeemed	-	-
	Account charges	(246)	(25)
	Increase (decrease)	2,636	29
	Net increase (decrease)	2,754	32
	Net assets, beginning	32	-
	Net assets, ending	$2,786	$32

	Units sold	453	9
	Units redeemed	(38)	(4)
	Net increase (decrease)	415	5
	Units outstanding, beginning	5	-
	Units outstanding, ending	420	5

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,936
Cost of units redeemed/account charges			(271)
Net investment income (loss)			-
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116
Net assets			$2,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.63	0	$3	N/A	11.3%
12/31/2023	5.96	0	0	N/A	27.1%
12/31/2022	4.69	0	0	N/A	-6.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. American Value - 16-ZZC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$8.30

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.30	0	$0	N/A	30.4%
12/31/2023	6.37	0	0	N/A	15.6%
12/31/2022	5.51	0	0	N/A	10.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Plus Bond - 16-ZZB

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$227,295	$228,276	39,885
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$227,349

	Net Assets	Units Outstanding	Accumulation Unit Value
	$227,349	43,069	$5.28

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,854
Net investment income (loss)			7,854

Gain (loss) on investments:
Net realized gain (loss)			522
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,341)
Net gain (loss)			(2,819)

Increase (decrease) in net assets from operations			$5,035

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$7,854	$2,443
	Net realized gain (loss)	522	71
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(3,341)	1,829

	Increase (decrease) in net assets from operations	5,035	4,343

	Contract owner transactions:
	Proceeds from units sold	145,209	106,544
	Cost of units redeemed	(3,147)	(7,857)
	Account charges	(29,490)	(15,040)
	Increase (decrease)	112,572	83,647
	Net increase (decrease)	117,607	87,990
	Net assets, beginning	109,742	21,752
	Net assets, ending	$227,349	$109,742

	Units sold	29,812	23,486
	Units redeemed	(8,168)	(6,568)
	Net increase (decrease)	21,644	16,918
	Units outstanding, beginning	21,425	4,507
	Units outstanding, ending	43,069	21,425

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$273,716
Cost of units redeemed/account charges			(56,301)
Net investment income (loss)			10,317
Net realized gain (loss)			598
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(981)
Net assets			$227,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.28	43	$227	N/A	3.1%
12/31/2023	5.12	21	110	N/A	6.1%
12/31/2022	4.83	5	22	N/A	-3.5%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	3.7%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,068	$4,605	64
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,068

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,068	742	$6.83

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			27
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			461
Net gain (loss)			488

Increase (decrease) in net assets from operations			$488

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	27	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	461	2

	Increase (decrease) in net assets from operations	488	2

	Contract owner transactions:
	Proceeds from units sold	4,962	53
	Cost of units redeemed	-	-
	Account charges	(412)	(25)
	Increase (decrease)	4,550	28
	Net increase (decrease)	5,038	30
	Net assets, beginning	30	-
	Net assets, ending	$5,068	$30

	Units sold	799	10
	Units redeemed	(62)	(5)
	Net increase (decrease)	737	5
	Units outstanding, beginning	5	-
	Units outstanding, ending	742	5

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,015
Cost of units redeemed/account charges			(437)
Net investment income (loss)			-
Net realized gain (loss)			27
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			463
Net assets			$5,068

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.83	1	$5	N/A	24.2%
12/31/2023	5.50	0	0	N/A	13.2%
12/31/2022	4.86	0	0	N/A	-2.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Main Street Small Cap Fund - 16-ZZ1

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$937	$896	32
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$937

	Net Assets	Units Outstanding	Accumulation Unit Value
	$937	143	$6.56

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			33
Net change in unrealized appreciation (depreciation)			41
Net gain (loss)			76

Increase (decrease) in net assets from operations			$76

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	2	-
	Realized gain distributions	33	-
	Net change in unrealized appreciation (depreciation)	41	-

	Increase (decrease) in net assets from operations	76	-

	Contract owner transactions:
	Proceeds from units sold	934	-
	Cost of units redeemed	-	-
	Account charges	(73)	-
	Increase (decrease)	861	-
	Net increase (decrease)	937	-
	Net assets, beginning	-	-
	Net assets, ending	$937	$-

	Units sold	154	-
	Units redeemed	(11)	-
	Net increase (decrease)	143	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	143	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$934
Cost of units redeemed/account charges			(73)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			33
Net change in unrealized appreciation (depreciation)			41
Net assets			$937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.56	0	$1	N/A	12.7%
12/31/2023	5.82	0	0	N/A	18.1%
12/31/2022	4.93	0	0	N/A	-1.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust MFS Mid-Cap Growth Series - 16-ZZ2

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,381	$5,414	584
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,381

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,381	811	$6.64

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			308
Net change in unrealized appreciation (depreciation)			(35)
Net gain (loss)			273

Increase (decrease) in net assets from operations			$273

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	308	-
	Net change in unrealized appreciation (depreciation)	(35)	2

	Increase (decrease) in net assets from operations	273	2

	Contract owner transactions:
	Proceeds from units sold	5,524	54
	Cost of units redeemed	-	-
	Account charges	(447)	(25)
	Increase (decrease)	5,077	29
	Net increase (decrease)	5,350	31
	Net assets, beginning	31	-
	Net assets, ending	$5,381	$31

	Units sold	874	9
	Units redeemed	(68)	(4)
	Net increase (decrease)	806	5
	Units outstanding, beginning	5	-
	Units outstanding, ending	811	5

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,578
Cost of units redeemed/account charges			(472)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			308
Net change in unrealized appreciation (depreciation)			(33)
Net assets			$5,381

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.64	1	$5	N/A	14.7%
12/31/2023	5.79	0	0	N/A	21.3%
12/31/2022	4.77	0	0	N/A	-4.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust MFS New Discovery Series - 16-ZZ3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,289	$70,365	5,453
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$75,313

	Net Assets	Units Outstanding	Accumulation Unit Value
	$75,313	12,964	$5.81

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,142
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,062
Net gain (loss)			3,204

Increase (decrease) in net assets from operations			$3,204

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1,142	325
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2,062	2,835

	Increase (decrease) in net assets from operations	3,204	3,160

	Contract owner transactions:
	Proceeds from units sold	49,608	33,522
	Cost of units redeemed	(3,038)	(1,659)
	Account charges	(10,467)	(5,111)
	Increase (decrease)	36,103	26,752
	Net increase (decrease)	39,307	29,912
	Net assets, beginning	36,006	6,094
	Net assets, ending	$75,313	$36,006

	Units sold	9,328	6,970
	Units redeemed	(2,979)	(1,636)
	Net increase (decrease)	6,349	5,334
	Units outstanding, beginning	6,615	1,281
	Units outstanding, ending	12,964	6,615

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$89,416
Cost of units redeemed/account charges			(20,603)
Net investment income (loss)			-
Net realized gain (loss)			1,576
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,924
Net assets			$75,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.81	13	$75	N/A	6.7%
12/31/2023	5.44	7	36	N/A	14.4%
12/31/2022	4.76	1	6	N/A	-4.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Income Portfolio - 16-ZZ4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.79

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.79	0	$0	N/A	5.6%
12/31/2023	5.48	0	0	N/A	8.4%
12/31/2022	5.06	0	0	N/A	1.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Long-Term US Government Portfolio - 16-ZZ5 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$4.30

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.30	0	$0	N/A	-5.9%
12/31/2023	4.57	0	0	N/A	4.1%
12/31/2022	4.39	0	0	N/A	-12.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Low Duration Portfolio - 16-ZZ6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.47

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.47	0	$0	N/A	4.7%
12/31/2023	5.22	0	0	N/A	5.1%
12/31/2022	4.97	0	0	N/A	-0.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Total Return - 16-ZZ7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.24

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.24	0	$0	N/A	2.7%
12/31/2023	5.10	0	0	N/A	6.1%
12/31/2022	4.81	0	0	N/A	-3.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Balanced ETF Portfolio – Class 1 - 16-ZZ8 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$17.13

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$17.13	0	$0	N/A	6.4%
12/31/2023	16.10	0	0	N/A	9.5%
12/31/2022	14.70	0	0	N/A	-2.0%
12/31/2021	15.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Growth ETF Portfolio – Class 1 - 16-ZZ9 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$11.82

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$11.82	0	$0	N/A	8.0%
12/31/2023	10.94	0	0	N/A	11.4%
12/31/2022	9.83	0	0	N/A	-1.7%
12/31/2021	10.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio – Class 1 - 16-ZZ0 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$29.23

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$29.23	0	$0	N/A	7.9%
12/31/2023	27.09	0	0	N/A	10.6%
12/31/2022	24.49	0	0	N/A	-2.1%
12/31/2021	25.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total International Stock Market Index Portfolio - 16-ZYN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$409,050	$399,003	19,137
Receivables: investments sold	100
Payables: investments purchased	-
Net assets	$409,150

	Net Assets	Units Outstanding	Accumulation Unit Value
	$409,150	66,529	$6.15

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,481
Net investment income (loss)			8,481

Gain (loss) on investments:
Net realized gain (loss)			3,697
Realized gain distributions			1,439
Net change in unrealized appreciation (depreciation)			(2,294)
Net gain (loss)			2,842

Increase (decrease) in net assets from operations			$11,323

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$8,481	$1,130
	Net realized gain (loss)	3,697	6,931
	Realized gain distributions	1,439	473
	Net change in unrealized appreciation (depreciation)	(2,294)	10,714

	Increase (decrease) in net assets from operations	11,323	19,248

	Contract owner transactions:
	Proceeds from units sold	312,392	220,225
	Cost of units redeemed	(10,663)	(94,669)
	Account charges	(54,616)	(22,897)
	Increase (decrease)	247,113	102,659
	Net increase (decrease)	258,436	121,907
	Net assets, beginning	150,714	28,807
	Net assets, ending	$409,150	$150,714

	Units sold	53,637	42,061
	Units redeemed	(12,854)	(22,001)
	Net increase (decrease)	40,783	20,060
	Units outstanding, beginning	25,746	5,686
	Units outstanding, ending	66,529	25,746

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$560,956
Cost of units redeemed/account charges			(184,386)
Net investment income (loss)			9,611
Net realized gain (loss)			11,010
Realized gain distributions			1,912
Net change in unrealized appreciation (depreciation)			10,047
Net assets			$409,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.15	67	$409	N/A	5.1%
12/31/2023	5.85	26	151	N/A	15.5%
12/31/2022	5.07	6	29	N/A	1.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	1.3%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Capital Growth Portfolio - 16-ZYZ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,266	$62,274	1,261
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$64,266

	Net Assets	Units Outstanding	Accumulation Unit Value
	$64,266	9,095	$7.07

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$193
Net investment income (loss)			193

Gain (loss) on investments:
Net realized gain (loss)			1,563
Realized gain distributions			354
Net change in unrealized appreciation (depreciation)			1,408
Net gain (loss)			3,325

Increase (decrease) in net assets from operations			$3,518

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$193	$19
	Net realized gain (loss)	1,563	110
	Realized gain distributions	354	92
	Net change in unrealized appreciation (depreciation)	1,408	576

	Increase (decrease) in net assets from operations	3,518	797

	Contract owner transactions:
	Proceeds from units sold	74,632	6,148
	Cost of units redeemed	(3,322)	(156)
	Account charges	(16,852)	(1,410)
	Increase (decrease)	54,458	4,582
	Net increase (decrease)	57,976	5,379
	Net assets, beginning	6,290	911
	Net assets, ending	$64,266	$6,290

	Units sold	11,149	1,180
	Units redeemed	(3,064)	(357)
	Net increase (decrease)	8,085	823
	Units outstanding, beginning	1,010	187
	Units outstanding, ending	9,095	1,010

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$81,755
Cost of units redeemed/account charges			(21,812)
Net investment income (loss)			212
Net realized gain (loss)			1,673
Realized gain distributions			446
Net change in unrealized appreciation (depreciation)			1,992
Net assets			$64,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.07	9	$64	N/A	13.4%
12/31/2023	6.23	1	6	N/A	28.0%
12/31/2022	4.87	0	1	N/A	-2.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Diversified Value Portfolio - 16-ZYY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,855	$47,052	2,994
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$49,855

	Net Assets	Units Outstanding	Accumulation Unit Value
	$49,855	7,189	$6.94

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$394
Net investment income (loss)			394

Gain (loss) on investments:
Net realized gain (loss)			229
Realized gain distributions			1,426
Net change in unrealized appreciation (depreciation)			1,844
Net gain (loss)			3,499

Increase (decrease) in net assets from operations			$3,893

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$394	$13
	Net realized gain (loss)	229	29
	Realized gain distributions	1,426	49
	Net change in unrealized appreciation (depreciation)	1,844	956

	Increase (decrease) in net assets from operations	3,893	1,047

	Contract owner transactions:
	Proceeds from units sold	38,852	13,286
	Cost of units redeemed	(187)	(108)
	Account charges	(5,735)	(1,865)
	Increase (decrease)	32,930	11,313
	Net increase (decrease)	36,823	12,360
	Net assets, beginning	13,032	672
	Net assets, ending	$49,855	$13,032

	Units sold	5,919	2,382
	Units redeemed	(889)	(357)
	Net increase (decrease)	5,030	2,025
	Units outstanding, beginning	2,159	134
	Units outstanding, ending	7,189	2,159

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$52,905
Cost of units redeemed/account charges			(7,994)
Net investment income (loss)			407
Net realized gain (loss)			259
Realized gain distributions			1,475
Net change in unrealized appreciation (depreciation)			2,803
Net assets			$49,855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.94	7	$50	N/A	14.9%
12/31/2023	6.04	2	13	N/A	20.1%
12/31/2022	5.03	0	1	N/A	0.5%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Equity Income Portfolio - 16-ZYX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$578,583	$546,987	23,091
Receivables: investments sold	82
Payables: investments purchased	-
Net assets	$578,665

	Net Assets	Units Outstanding	Accumulation Unit Value
	$578,665	88,102	$6.57

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,528
Net investment income (loss)			11,528

Gain (loss) on investments:
Net realized gain (loss)			1,874
Realized gain distributions			24,302
Net change in unrealized appreciation (depreciation)			19,726
Net gain (loss)			45,902

Increase (decrease) in net assets from operations			$57,430

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$11,528	$4,823
	Net realized gain (loss)	1,874	(3,579)
	Realized gain distributions	24,302	9,429
	Net change in unrealized appreciation (depreciation)	19,726	11,593

	Increase (decrease) in net assets from operations	57,430	22,266

	Contract owner transactions:
	Proceeds from units sold	310,753	371,633
	Cost of units redeemed	(62,129)	(49,827)
	Account charges	(61,425)	(32,704)
	Increase (decrease)	187,199	289,102
	Net increase (decrease)	244,629	311,368
	Net assets, beginning	334,036	22,668
	Net assets, ending	$578,665	$334,036

	Units sold	51,460	70,653
	Units redeemed	(21,905)	(16,401)
	Net increase (decrease)	29,555	54,252
	Units outstanding, beginning	58,547	4,295
	Units outstanding, ending	88,102	58,547

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$705,552
Cost of units redeemed/account charges			(207,879)
Net investment income (loss)			16,351
Net realized gain (loss)			(686)
Realized gain distributions			33,731
Net change in unrealized appreciation (depreciation)			31,596
Net assets			$578,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.57	88	$579	N/A	15.1%
12/31/2023	5.71	59	334	N/A	8.1%
12/31/2022	5.28	4	23	N/A	5.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.7%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Equity Index Portfolio - 16-ZYW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$819,025	$738,323	11,354
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$819,092

	Net Assets	Units Outstanding	Accumulation Unit Value
	$819,092	107,577	$7.61

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,144
Net investment income (loss)			6,144

Gain (loss) on investments:
Net realized gain (loss)			27,036
Realized gain distributions			17,566
Net change in unrealized appreciation (depreciation)			58,458
Net gain (loss)			103,060

Increase (decrease) in net assets from operations			$109,204

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$6,144	$494
	Net realized gain (loss)	27,036	1,301
	Realized gain distributions	17,566	1,094
	Net change in unrealized appreciation (depreciation)	58,458	22,432

	Increase (decrease) in net assets from operations	109,204	25,321

	Contract owner transactions:
	Proceeds from units sold	645,787	317,154
	Cost of units redeemed	(104,797)	(8,002)
	Account charges	(152,163)	(34,179)
	Increase (decrease)	388,827	274,973
	Net increase (decrease)	498,031	300,294
	Net assets, beginning	321,061	20,767
	Net assets, ending	$819,092	$321,061

	Units sold	95,826	57,421
	Units redeemed	(40,891)	(9,073)
	Net increase (decrease)	54,935	48,348
	Units outstanding, beginning	52,642	4,294
	Units outstanding, ending	107,577	52,642

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$984,877
Cost of units redeemed/account charges			(301,793)
Net investment income (loss)			6,638
Net realized gain (loss)			30,008
Realized gain distributions			18,660
Net change in unrealized appreciation (depreciation)			80,702
Net assets			$819,092

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.61	108	$819	N/A	24.8%
12/31/2023	6.10	53	321	N/A	26.1%
12/31/2022	4.84	4	21	N/A	-3.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.3%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Global Bond Index Portfolio - 16-ZYV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.21

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.21	0	$0	N/A	2.0%
12/31/2023	5.11	0	0	N/A	6.5%
12/31/2022	4.80	0	0	N/A	-4.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard High Yield Bond Portfolio - 16-ZYU

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,652	$47,888	6,711
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$49,662

	Net Assets	Units Outstanding	Accumulation Unit Value
	$49,662	8,392	$5.92

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,816
Net investment income (loss)			1,816

Gain (loss) on investments:
Net realized gain (loss)			303
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			277
Net gain (loss)			580

Increase (decrease) in net assets from operations			$2,396

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,816	$309
	Net realized gain (loss)	303	51
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	277	1,416

	Increase (decrease) in net assets from operations	2,396	1,776

	Contract owner transactions:
	Proceeds from units sold	30,592	23,965
	Cost of units redeemed	(2,343)	(2,378)
	Account charges	(6,286)	(3,316)
	Increase (decrease)	21,963	18,271
	Net increase (decrease)	24,359	20,047
	Net assets, beginning	25,303	5,256
	Net assets, ending	$49,662	$25,303

	Units sold	5,748	5,109
	Units redeemed	(1,907)	(1,614)
	Net increase (decrease)	3,841	3,495
	Units outstanding, beginning	4,551	1,056
	Units outstanding, ending	8,392	4,551

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$59,910
Cost of units redeemed/account charges			(14,502)
Net investment income (loss)			2,125
Net realized gain (loss)			365
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,764
Net assets			$49,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.92	8	$50	N/A	6.4%
12/31/2023	5.56	5	25	N/A	11.7%
12/31/2022	4.98	1	5	N/A	-0.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	2.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard International Portfolio - 16-ZYT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,907	$7,596	308
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,907

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,907	1,314	$6.02

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$46
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			53
Realized gain distributions			123
Net change in unrealized appreciation (depreciation)			128
Net gain (loss)			304

Increase (decrease) in net assets from operations			$350

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$46	$4
	Net realized gain (loss)	53	38
	Realized gain distributions	123	9
	Net change in unrealized appreciation (depreciation)	128	156

	Increase (decrease) in net assets from operations	350	207

	Contract owner transactions:
	Proceeds from units sold	6,844	2,823
	Cost of units redeemed	-	(68)
	Account charges	(1,857)	(673)
	Increase (decrease)	4,987	2,082
	Net increase (decrease)	5,337	2,289
	Net assets, beginning	2,570	281
	Net assets, ending	$7,907	$2,570

	Units sold	1,159	554
	Units redeemed	(311)	(146)
	Net increase (decrease)	848	408
	Units outstanding, beginning	466	58
	Units outstanding, ending	1,314	466

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,948
Cost of units redeemed/account charges			(2,626)
Net investment income (loss)			50
Net realized gain (loss)			92
Realized gain distributions			132
Net change in unrealized appreciation (depreciation)			311
Net assets			$7,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.02	1	$8	N/A	9.0%
12/31/2023	5.52	0	3	N/A	14.7%
12/31/2022	4.81	0	0	N/A	-3.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.3%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Mid-Cap Index Portfolio - 16-ZYS

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,141	$262,483	10,924
Receivables: investments sold	77
Payables: investments purchased	-
Net assets	$293,218

	Net Assets	Units Outstanding	Accumulation Unit Value
	$293,218	44,696	$6.56

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,332
Net investment income (loss)			2,332

Gain (loss) on investments:
Net realized gain (loss)			5,752
Realized gain distributions			1,943
Net change in unrealized appreciation (depreciation)			17,637
Net gain (loss)			25,332

Increase (decrease) in net assets from operations			$27,664

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,332	$402
	Net realized gain (loss)	5,752	239
	Realized gain distributions	1,943	504
	Net change in unrealized appreciation (depreciation)	17,637	12,953

	Increase (decrease) in net assets from operations	27,664	14,098

	Contract owner transactions:
	Proceeds from units sold	195,013	124,989
	Cost of units redeemed	(20,111)	(5,073)
	Account charges	(43,027)	(20,121)
	Increase (decrease)	131,875	99,795
	Net increase (decrease)	159,539	113,893
	Net assets, beginning	133,679	19,786
	Net assets, ending	$293,218	$133,679

	Units sold	33,478	25,085
	Units redeemed	(12,231)	(5,656)
	Net increase (decrease)	21,247	19,429
	Units outstanding, beginning	23,449	4,020
	Units outstanding, ending	44,696	23,449

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$340,519
Cost of units redeemed/account charges			(89,915)
Net investment income (loss)			2,734
Net realized gain (loss)			6,775
Realized gain distributions			2,447
Net change in unrealized appreciation (depreciation)			30,658
Net assets			$293,218

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.56	45	$293	N/A	15.1%
12/31/2023	5.70	23	134	N/A	15.8%
12/31/2022	4.92	4	20	N/A	-1.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Money Market Portfolio - 16-ZYR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,444,240	$3,443,825	3,443,527
Receivables: investments sold	-
Payables: investments purchased	(299)
Net assets	$3,443,941

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,443,941	3,075,911	$1.12

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$106,110
Net investment income (loss)			106,110

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			196
Net gain (loss)			196

Increase (decrease) in net assets from operations			$106,306

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$106,110	$27,469
	Net realized gain (loss)	-	-
	Realized gain distributions	-	4
	Net change in unrealized appreciation (depreciation)	196	219

	Increase (decrease) in net assets from operations	106,306	27,692

	Contract owner transactions:
	Proceeds from units sold	4,457,971	4,105,681
	Cost of units redeemed	(2,529,621)	(2,815,091)
	Account charges	(74,713)	(44,343)
	Increase (decrease)	1,853,637	1,246,247
	Net increase (decrease)	1,959,943	1,273,939
	Net assets, beginning	1,483,998	210,059
	Net assets, ending	$3,443,941	$1,483,998

	Units sold	4,235,533	4,265,548
	Units redeemed	(2,553,997)	(3,078,524)
	Net increase (decrease)	1,681,536	1,187,024
	Units outstanding, beginning	1,394,375	207,351
	Units outstanding, ending	3,075,911	1,394,375

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,178,257
Cost of units redeemed/account charges			(5,869,065)
Net investment income (loss)			134,330
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			415
Net assets			$3,443,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	3,076	$3,444	N/A	5.2%
12/31/2023	1.06	1,394	1,484	N/A	5.1%
12/31/2022	1.01	207	210	N/A	1.3%
12/31/2021	1.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.2%
2022	0.7%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,273	$9,032	889
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,273

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,273	1,677	$5.53

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$164
Net investment income (loss)			164

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			159
Net gain (loss)			167

Increase (decrease) in net assets from operations			$331

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$164	$10
	Net realized gain (loss)	8	9
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	159	76

	Increase (decrease) in net assets from operations	331	95

	Contract owner transactions:
	Proceeds from units sold	7,808	3,764
	Cost of units redeemed	-	(34)
	Account charges	(2,086)	(972)
	Increase (decrease)	5,722	2,758
	Net increase (decrease)	6,053	2,853
	Net assets, beginning	3,220	367
	Net assets, ending	$9,273	$3,220

	Units sold	1,452	734
	Units redeemed	(386)	(197)
	Net increase (decrease)	1,066	537
	Units outstanding, beginning	611	74
	Units outstanding, ending	1,677	611

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,987
Cost of units redeemed/account charges			(3,146)
Net investment income (loss)			174
Net realized gain (loss)			17
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			241
Net assets			$9,273

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.53	2	$9	N/A	4.9%
12/31/2023	5.27	1	3	N/A	6.2%
12/31/2022	4.96	0	0	N/A	-0.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Small Company Growth - 16-ZYP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,877	$16,411	916
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$17,877

	Net Assets	Units Outstanding	Accumulation Unit Value
	$17,877	2,835	$6.30

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$63
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			708
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			600
Net gain (loss)			1,308

Increase (decrease) in net assets from operations			$1,371

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$63	$4
	Net realized gain (loss)	708	21
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	600	866

	Increase (decrease) in net assets from operations	1,371	891

	Contract owner transactions:
	Proceeds from units sold	15,469	9,643
	Cost of units redeemed	(4,239)	-
	Account charges	(3,706)	(1,905)
	Increase (decrease)	7,524	7,738
	Net increase (decrease)	8,895	8,629
	Net assets, beginning	8,982	353
	Net assets, ending	$17,877	$8,982

	Units sold	2,593	1,889
	Units redeemed	(1,345)	(377)
	Net increase (decrease)	1,248	1,512
	Units outstanding, beginning	1,587	75
	Units outstanding, ending	2,835	1,587

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,472
Cost of units redeemed/account charges			(9,857)
Net investment income (loss)			67
Net realized gain (loss)			729
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,466
Net assets			$17,877

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.30	3	$18	N/A	11.4%
12/31/2023	5.66	2	9	N/A	19.6%
12/31/2022	4.73	0	0	N/A	-5.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total Bond Market Index Portfolio - 16-ZYO

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,135	$236,486	22,771
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$238,188

	Net Assets	Units Outstanding	Accumulation Unit Value
	$238,188	46,424	$5.13

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,245
Net investment income (loss)			4,245

Gain (loss) on investments:
Net realized gain (loss)			354
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,107)
Net gain (loss)			(1,753)

Increase (decrease) in net assets from operations			$2,492

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4,245	$733
	Net realized gain (loss)	354	(118)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(2,107)	3,313

	Increase (decrease) in net assets from operations	2,492	3,928

	Contract owner transactions:
	Proceeds from units sold	155,539	120,714
	Cost of units redeemed	(9,695)	(7,813)
	Account charges	(31,667)	(17,563)
	Increase (decrease)	114,177	95,338
	Net increase (decrease)	116,669	99,266
	Net assets, beginning	121,519	22,253
	Net assets, ending	$238,188	$121,519

	Units sold	32,531	26,454
	Units redeemed	(10,086)	(7,111)
	Net increase (decrease)	22,445	19,343
	Units outstanding, beginning	23,979	4,636
	Units outstanding, ending	46,424	23,979

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$298,899
Cost of units redeemed/account charges			(67,574)
Net investment income (loss)			4,978
Net realized gain (loss)			236
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,649
Net assets			$238,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.13	46	$238	N/A	1.2%
12/31/2023	5.07	24	122	N/A	5.6%
12/31/2022	4.80	5	22	N/A	-4.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total Stock Market Index Portfolio - 16-ZYM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,474	$171,009	3,498
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$196,474

	Net Assets	Units Outstanding	Accumulation Unit Value
	$196,474	26,154	$7.51

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,453
Net investment income (loss)			1,453

Gain (loss) on investments:
Net realized gain (loss)			2,079
Realized gain distributions			7,971
Net change in unrealized appreciation (depreciation)			16,063
Net gain (loss)			26,113

Increase (decrease) in net assets from operations			$27,566

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,453	$244
	Net realized gain (loss)	2,079	115
	Realized gain distributions	7,971	1,192
	Net change in unrealized appreciation (depreciation)	16,063	9,965

	Increase (decrease) in net assets from operations	27,566	11,516

	Contract owner transactions:
	Proceeds from units sold	90,818	76,157
	Cost of units redeemed	(585)	(22)
	Account charges	(19,441)	(7,413)
	Increase (decrease)	70,792	68,722
	Net increase (decrease)	98,358	80,238
	Net assets, beginning	98,116	17,878
	Net assets, ending	$196,474	$98,116

	Units sold	13,849	13,841
	Units redeemed	(3,853)	(1,391)
	Net increase (decrease)	9,996	12,450
	Units outstanding, beginning	16,158	3,708
	Units outstanding, ending	26,154	16,158

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$185,873
Cost of units redeemed/account charges			(27,922)
Net investment income (loss)			1,697
Net realized gain (loss)			2,198
Realized gain distributions			9,163
Net change in unrealized appreciation (depreciation)			25,465
Net assets			$196,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.51	26	$196	N/A	23.7%
12/31/2023	6.07	16	98	N/A	26.0%
12/31/2022	4.82	4	18	N/A	-3.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Real Estate Index - 16-ZYL

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$237,288	$227,058	20,216
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$237,340

	Net Assets	Units Outstanding	Accumulation Unit Value
	$237,340	45,147	$5.26

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,600
Net investment income (loss)			4,600

Gain (loss) on investments:
Net realized gain (loss)			840
Realized gain distributions			3,881
Net change in unrealized appreciation (depreciation)			(484)
Net gain (loss)			4,237

Increase (decrease) in net assets from operations			$8,837

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4,600	$419
	Net realized gain (loss)	840	(836)
	Realized gain distributions	3,881	791
	Net change in unrealized appreciation (depreciation)	(484)	10,605

	Increase (decrease) in net assets from operations	8,837	10,979

	Contract owner transactions:
	Proceeds from units sold	132,629	120,340
	Cost of units redeemed	(6,286)	(3,009)
	Account charges	(26,814)	(11,954)
	Increase (decrease)	99,529	105,377
	Net increase (decrease)	108,366	116,356
	Net assets, beginning	128,974	12,618
	Net assets, ending	$237,340	$128,974

	Units sold	27,294	26,918
	Units redeemed	(7,844)	(4,029)
	Net increase (decrease)	19,450	22,889
	Units outstanding, beginning	25,697	2,808
	Units outstanding, ending	45,147	25,697

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$265,962
Cost of units redeemed/account charges			(48,778)
Net investment income (loss)			5,019
Net realized gain (loss)			235
Realized gain distributions			4,672
Net change in unrealized appreciation (depreciation)			10,230
Net assets			$237,340

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.26	45	$237	N/A	4.7%
12/31/2023	5.02	26	129	N/A	11.7%
12/31/2022	4.49	3	13	N/A	-10.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
American Funds	DFA	Pimco
BlackRock	Fidelity	TOPS
CBOE VEST	Invesco	Vanguard
Franklin Templeton

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Effective for year end reporting, the variable product adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). This adoption of the new standard did not affect the variable product's financial position or its results of operations. The standard aims to enhance segment disclosures for improved investment understanding.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker ("CODM"). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as "Net Assets" on the Statement of Net Assets. The segment's significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2024. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2024.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value as noted on the financials, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,837,667	$-	$-	$7,837,667

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2024, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2024 and 2023, were $694,130 and $294,585, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Flexible Premium Variable Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $15 per month (3) premium expense charge which is currently 6 percent of each premium paid for the first ten Policy Years and 2 percent thereafter, (4) in the event of a full surrender, you could pay a Surrender Charge of up to $60 (6%) per $1,000 of the Face Amount as of the Policy Date, (5) asset-based charge at an annual rate of 0.20 percent of Account Value and is guaranteed not to increase for the duration of a Policy, and (6) Maximum Face Amount Charge at the rate of $3.52 per month per $1,000 of insurance coverage that covers the cost for expenses associated with sales and underwriting with a margin for profit and overall expenses.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, by each subaccount, are shown below:

Fund Name	Purchases	Sales
American Funds American High-Income Trust - 16-ZZZ	$2,358	$837
American Funds Global Balanced - 16-ZZY	321	-
American Funds Growth - 16-ZZX	197,441	92,641
American Funds Growth and Income - 16-ZZW	7,399	1,300
American Funds International Growth and Income - 16-ZZV	224,195	66,093
American Funds New World Fund - 16-ZZU	2,473	877
BlackRock Small Cap Index - 16-ZZR	309	106
Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP	41,624	11,431
Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO	11,079	10,754
ClearBridge Variable Large Cap Value Portfolio - 16-ZZN	1,869	146
ClearBridge Variable Mid Cap Portfolio - 16-ZZM	80	33
DFA Inflation Protected Securities - 16-ZZL	82,818	17,941
DFA International Small Portfolio - 16-ZZK	1,142	170
DFA US Targeted Value - 16-ZZJ	84,955	23,675
Fidelity VIP Growth & Income Portfolio - 16-ZZH	4,796	798
Fidelity VIP Growth Opportunities Portfolio - 16-ZZG	19,086	3,727
Fidelity VIP Value Portfolio - 16-ZZE	15,494	2,338
Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD	2,882	246
Invesco V.I. Core Plus Bond - 16-ZZB	145,209	32,637
Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA	4,962	412
Invesco V.I. Main Street Small Cap Fund - 16-ZZ1	934	73
MFS Mid-Cap Growth Series - 16-ZZ2	5,524	447
MFS New Discovery Series - 16-ZZ3	49,608	13,505
Vanguard Capital Growth Portfolio - 16-ZYZ	74,632	20,174
Vanguard Diversified Value Portfolio - 16-ZYY	38,852	5,922
Vanguard Equity Income Portfolio - 16-ZYX	310,753	123,554
Vanguard Equity Index Portfolio - 16-ZYW	645,787	256,960
Vanguard High Yield Bond Portfolio - 16-ZYU	30,592	8,629
Vanguard International Portfolio - 16-ZYT	6,844	1,857
Vanguard Mid-Cap Index Portfolio - 16-ZYS	195,013	63,138
Vanguard Money Market Portfolio - 16-ZYR	4,457,971	2,604,334
Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ	7,808	2,086
Vanguard Small Company Growth - 16-ZYP	15,469	7,945
Vanguard Total Bond Market Index Portfolio - 16-ZYO	155,539	41,362
Vanguard Total International Stock Market Index Portfolio - 16-ZYN	312,392	65,279
Vanguard Total Stock Market Index Portfolio - 16-ZYM	90,818	20,026
Vanguard VIF Real Estate Index - 16-ZYL	132,629	33,100
Total	$7,381,657	$3,534,553

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 25, 2025, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2024 and 2023

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 3, 2025

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2024 and 2023

(In thousands)

	2024	2023
Admitted assets
Bonds, at amortized cost (market value of $10,512,977 and $10,689,170)	$11,549,070	$11,550,705
Stocks
Preferred, at cost (market value of $14,999 and $16,974)	15,000	17,000
Common
Affiliated (cost of $2,964)	10,951	6,803
Unaffiliated (cost of $68,521 and $74,242)	69,559	75,910
Mortgage loans	2,556,978	2,430,793
Real estate	88,592	87,575
Other invested assets	672,499	596,396
Receivables for securities	6,172	1,812
Securities lending reinvested collateral	356,960	374,495
Derivatives	13,634	8,069
Contract loans	771,468	653,907
Cash and short-term investments (market value of $373,052 and $121,533)	373,029	121,519
Total cash and invested assets	16,483,912	15,924,984
Other
Premiums deferred and uncollected	99,049	96,789
Reinsurance receivables	51,215	74,176
Investment income due and accrued	126,470	132,915
Federal income tax recoverable	57,729	36,637
Net deferred tax asset	122,283	121,308
Corporate owned life insurance	548,492	502,538
Admitted disallowed IMR	75,607	12,406
Other assets	74,007	75,417
Total admitted assets, excluding separate accounts	17,638,764	16,977,170
Separate account assets	22,098,831	20,168,957
Total admitted assets	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2024 and 2023

(In thousands, except share amounts)

	2024	2023
Liabilities and surplus
Policy reserves
Life reserves	$3,713,686	$3,444,945
Annuity reserves	9,702,761	9,158,649
Accident and health reserves	234,972	237,792
Other reserves	61,567	66,054
	13,712,986	12,907,440
Policy and contract liabilities
Policy claims in process of settlement	68,863	59,099
Policy dividends payable	35,339	29,170
Deposit-type contracts	1,658,259	1,867,539
Other policy and contract liabilities	19,330	17,388
	1,781,791	1,973,196
General liabilities and other reserves
Accrued commissions and general expenses	270,355	228,021
Taxes, licenses and fees	7,084	6,225
Asset valuation reserve	211,978	204,354
Payable for securities lending	356,960	374,495
Derivatives	2,947	3,060
Other liabilities	186,213	126,463
Total liabilities, excluding separate accounts	16,530,314	15,823,254
Separate account liabilities	22,098,831	20,168,957
Total liabilities	38,629,145	35,992,211

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	75,607	12,406
Unassigned surplus	583,593	692,260
Total surplus	1,108,450	1,153,916
Total liabilities and surplus	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Premium and other income
Premium income	$5,244,462	$5,278,738
Net investment income	742,119	669,583
Amortization (accretion) of interest maintenance reserve	(4,661)	(791)
Ceding commissions, expense allowances and reserve adjustments	66,442	67,677
Other income	183,139	145,870
	6,231,501	6,161,077
Benefits and expenses
Benefits	5,536,792	4,306,857
Increase (decrease) in policy and contract reserves	805,547	917,885
Separate account transfers	(813,280)	252,235
General expenses	484,238	447,413
Commissions and service fees	212,298	203,334
Taxes, licenses and fees	36,904	31,894
Other	3,249	6,228
	6,265,748	6,165,846
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(34,247)	(4,769)

Dividends to policyholders	38,368	30,700
Federal income tax expense (benefit)	(38,101)	(32,997)
Net gain (loss) from operations before net realized capital gains (losses)	(34,514)	(2,472)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $13,977 and $14, and net transfers of capital gains (losses) to the interest maintenance reserve of ($18,039) and ($642), in 2024 and 2023, respectively	(24,102)	(2,561)
Net income (loss)	$(58,616)	$(5,033)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Surplus, beginning of year	$1,153,916	$1,194,327

Net income (loss)	(58,616)	(5,033)
Change in unrealized gains and losses	9,126	14,212
Change in net unrealized gain (loss) on foreign exchange	2,719	296
Change in net deferred income tax	20,148	18,987
Change in asset valuation reserve	(7,624)	(17,087)
Change in nonadmitted assets	(14,344)	(47,844)
Change in surplus as a result of reinsurance	-	(1,465)
Change in pension liability	3,125	(3,529)
Other	-	1,052
Surplus, end of year	$1,108,450	$1,153,916

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Cash from operations
Premiums and other policy considerations	$5,243,091	$5,264,756
Investment income	754,995	666,720
Other income	270,877	179,852
	6,268,963	6,111,328
Benefits and separate account transfers	4,718,927	4,544,717
Commissions and general expenses	735,892	680,245
Federal income taxes including ($4,062) and ($628) for 2024 and 2023, respectively, on capital gains (losses)	(21,070)	(17,302)
Dividends to policyholders	32,199	30,119
	5,465,948	5,237,779
Net cash provided (used) from operations	803,015	873,549

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,208,047	555,699
Stocks	10,011	2,016
Mortgage loans	220,243	218,062
Other invested assets	37,615	23,140
Miscellaneous proceeds	75,745	57,712
	1,551,661	856,629
Cost of investments acquired
Bonds	1,301,355	1,040,370
Stocks	1,712	17,000
Mortgage loans	346,683	220,766
Real estate	6,706	6,140
Other invested assets	103,247	102,918
Miscellaneous applications	43,333	28,710
	1,803,036	1,415,904
Increase in contract loans	117,560	114,173
Net cash provided (used) from investments	(368,935)	(673,448)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	(209,280)	46,004
Other (uses) sources	26,710	(107,404)
Net cash provided (used) from financing and miscellaneous sources	(182,570)	(61,400)
Net change in cash	251,510	138,701
Cash and cash equivalents, beginning of year	121,519	(17,182)
Cash and cash equivalents, end of year	$373,029	$121,519

Supplemental disclosures for non-cash transactions: Capitalized interest	$6,526	$5,569

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Thirty-nine percent of AUL’s direct premiums for the year ended December 31, 2024 were generated in six states: Indiana, California, Colorado, Florida, Illinois, and Texas.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2024 and 2023 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2024	2023
Audited statutory net income (loss), Indiana state basis		$(58,616)	$(5,033)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(17,429)	17,937
Statutory net income (loss), NAIC SAP		$(41,187)	$(22,970)

Audited statutory surplus, Indiana state basis		$1,108,450	$1,153,916
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	508	17,937
Statutory surplus, NAIC SAP		$1,107,942	$1,135,979

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2024, the cash surrender value in an investment vehicle is $548.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 0% cash and short-term investments, and 62% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $157.1 million and $109.3 million as of December 31, 2024 and 2023, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2024 and 2023 was $29.9 million and $17.8 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2024. The Company has also admitted a net negative (disallowed) IMR balance of $1.0 million related to its separate accounts.

Net negative (disallowed) IMR	$75,607
Admitted disallowed IMR	75,607
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,017,490
Admitted disallowed IMR % of adjusted capital and surplus:	7.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.7 million and $2.3 million for the years ended December 31, 2024 and 2023, respectively. Future lease commitments are as follows: 2025, $0.7 million; 2026, $0.7 million; 2027, $0.6 million; 2028, $0.4 million; 2029, $0.0 million; thereafter.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2024 and 2023, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2024, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2024, statutory surplus was $623.8 million and $59.3 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2024 and 2023 for such services were $128.9 million and $113.4 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,741.3 million and $1,905.9 million at December 31, 2024 and 2023, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain has been fully amortized into earnings and was amortized at the rate that the premiums were recorded.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.1 million and $1.0 million in 2024 and 2023, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2024 and 2023. The Company made a $2.0 million capital contribution to OAS in 2023 and no capital contributions in 2024. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2024.

The Company earned fees of $0.8 million and $1.8 million in 2024 and 2023, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.1 million and $0.0 million in 2024 and 2023, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2024 or 2023. During 2024 and 2023, the Company recognized a realized impairment loss of $0.8 million and $2.0 million, respectively, on its investment in RMS.

During 2024 and 2023, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million and $20.0 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $11.2 million and $7.6 million in 2024 and 2023, respectively. OAM also provides investment management services to AUL and fees for this service were $15.7 million and $16.3 million in 2024 and 2023, respectively.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
	$11,549,070	$76,585	$1,112,678	$10,512,977

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	92,211	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	395,183	38,124
Hybrid bonds	-	-	2,833	555	2,833	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
	$1,588,788	$59,114	$5,290,705	$1,053,564	$6,879,493	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $78.5 million of bond impairments related to other-than-temporary declines in fair value in 2024. The amount in 2024 was reported as a realized loss. The 2024 book value of the impaired bonds was $1,186.8 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2024, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$318,008	$315,412
Due after one year through five years	1,163,732	1,137,604
Due after five years through ten years	1,343,628	1,231,094
Due after ten years	5,743,588	4,972,167
	8,568,956	7,656,277
Mortgage-backed securities	2,980,114	2,856,700
	$11,549,070	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Proceeds from sales of investments in bonds during 2024 and 2023 were $270.9 million and $26.9 million, respectively. Gross gains of $0.4 million and $0.7 million and gross losses of $10.3 million and $2.6 million were realized on those disposals in 2024 and 2023, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 7 CUSIPS with a total of $0.4 million of investment income generated.

Loan-backed securities owned at December 31, 2024 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$23,011
	12 months or longer	$112,782

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$665,136
	12 months or longer	$732,481

Total capital gains (losses) of ($85.9) million and ($3.1) million before tax were transferred to IMR in 2024 and 2023, respectively.

At December 31, 2024 and 2023, the common stock unrealized appreciation of $9.0 million and $5.5 million, respectively, is comprised of $9.3 million and $5.5 million of unrealized gains, respectively, and $0.3 million and $0.0 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2024 and 2023, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

Net investment income includes $6.5 million and $5.6 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2024	2023
Interest income due and accrued
Gross	$126,470	$132,915
Nonadmitted	-	-
Admitted	$126,470	$132,915

At December 31, 2024 and 2023, investments in bonds with an admitted asset value of $3.8 million and $4.1 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $56.3 million and $18.0 million at December 31, 2024 and 2023, respectively. AUL had $357.6 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2024 and 2023, respectively.

AUL did not hold any structured notes at December 31, 2024 or 2023.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	10,951	-	10,951	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,601	1,601	-	N/A	N/A	N/A	N/A	N/A
Total	$12,552	$1,601	$10,951

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2024, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Apartments	$561,539	21.9%	$541,244	22.3%
Industrial/warehouse	797,157	31.2%	685,803	28.2%
Medical office	30,907	1.2%	40,515	1.7%
Office	288,702	11.3%	281,806	11.6%
Retail	841,712	32.9%	844,950	34.7%
Other	37,541	1.5%	36,769	1.5%
Subtotal gross mortgage loans	2,557,558	100.0%	2,431,087	100.0%
Valuation allowance	(580)		(294)
Balance, end of year	$2,556,978		$2,430,793

During 2024, the minimum and maximum lending rates for mortgage loans were 5.3 percent and 8.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.1 percent. As of December 31, 2024 and 2023, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2024 or 2023.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2024 and 2023 and did not hold a related allowance for losses during those periods.

	2024	2023
	Unpaid Principal Balance	Unpaid Principal Balance
Apartments	$561,539	$541,244
Industrial/warehouse	797,157	685,803
Medical office	30,907	40,515
Office	288,702	281,806
Retail	841,712	844,950
Other	37,541	36,769
Balance, end of year	$2,557,558	$2,431,087

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2024	2023
CM1 - high quality	$2,140,900	$2,087,937
CM2 - high quality	390,830	333,365
CM3 - medium quality	23,898	8,400
CM4 - low medium quality	1,350	1,385
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,556,978	2,431,087

Residential - not categorized	-	-

Valuation adjustment	(580)	(294)

Total	$2,556,398	$2,430,793

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2024 or 2023. The Company did not restructure any mortgage loans in 2024 or 2023.

AUL had outstanding mortgage loan commitments of approximately $22.3 million and $75.4 million at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. The change in unrealized gains and losses was $2.0 million and ($2.6) million, net gain (loss) recognized in 2024 and 2023, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $13.4 million and $6.9 million at December 31, 2024 and 2023, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $18.6 million at December 31, 2024 and 2023, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2024		2023
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$35,150	$4,536	$29,010	$4,086
Written S&P 500 call options	35,150	(1,742)	29,010	(1,837)
Credit default swaps index	226,050	5,125	127,400	2,511
Foreign currency swaps	80,061	5,331	80,061	2,577
U.S. Treasury futures	127,000	(247)	57,300	(48)
Net fair value		$13,003		$7,289

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2024	2023	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$66,561	$73,561	$(7,000)	0.2%
On deposit with states	3,827	3,814	13	0.0%
Bonds held for the FHLBI collateral	756,971	598,142	158,829	1.9%
Bonds held for assumed reinsurance	102,811	142,853	(40,042)	0.3%
Mortgage loans held for the FHLBI collateral	1,443,350	2,154,246	(710,896)	3.6%
Collateral held under security lending agreement	356,960	374,495	(17,535)	0.9%
Total restricted assets	$2,730,480	$3,347,111	$(616,631)	6.9%

The Company held cash collateral at fair value in the amount of $357.5 million and $374.9 million as of December 31, 2024 and 2023, respectively.

Reinvested collateral assets as of December 31, 2024 are as follows:

	2024		2023
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(378)	$(324)	$(629)	$(632)
30 Days or Less	80,655	80,657	110,976	110,983
31 to 60 Days	6,045	6,048	37,725	37,737
61 to 90 Days	13,300	13,309	3,250	3,251
91 to 120 Days	12,721	12,745	3,674	3,678
121 to 180 Days	35,411	35,461	36,536	36,550
181 to 365 Days	163,763	164,121	143,372	143,651
1 to 2 Years	45,443	45,520	36,121	36,170
2 to 3 Years	-	-	3,470	3,472
Greater than 3 Years	-	-	-	-
Subtotal	356,960	357,537	374,495	374,860
Securities Received	-	-	-	-
Total Collateral Reinvested	$356,960	$357,537	$374,495	$374,860

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2024 and 2023 as follows:

	2024	2023
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$41,525	$32,442
Certificates of deposit	3,918	7,150
Total collateral extending beyond one year from of the reporting date	$45,443	$39,592

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2024 and 2023 are as follows:

	2024	2023
Assets:
Bonds	$132,509	$76,925
Cash, cash equivalents, and short term	224,451	297,570
Securities lending reinvested collateral	$356,960	$374,495

Liabilities:
Payable for securities lending	$356,960	$374,495

The Company does not have any transfers of receivables with recourse.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.7 million and $12.3 million for investment properties and $73.8 million and $75.3 million for the home office at December 31, 2024 and 2023, respectively. Depreciation expense on real estate amounted to $5.7 million and $5.9 million in 2024 and 2023, respectively.

Income from real estate for 2024 and 2023 includes $6.9 million and $6.5 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2024 or 2023.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,170.0 million and $1,322.8 million as of December 31, 2024 and 2023, respectively. The amount of the related reserve was $9.8 million and $10.8 million, for December 31, 2024 and 2023, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2024	2023
Life and accident and health reserves
Individual, group and credit life policies	$4,290,830	$4,014,651
Annuities and deposit administration funds	11,760,689	11,343,621
Accident and health and other reserves	1,844,976	1,825,875
Less reinsurance ceded	(4,183,509)	(4,276,707)
	$13,712,986	$12,907,440

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,416,780	4.0%	$1,578,364	4.8%
At book value less surrender charges	414,750	1.2%	504,780	1.5%
At market value	21,403,353	60.4%	19,463,743	58.4%
	23,234,883	65.6%	21,546,887	64.7%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,421,970	15.3%	5,399,141	16.2%
Not subject to discretionary withdrawal	6,783,380	19.1%	6,377,452	19.1%
	$35,440,233	100.0%	$33,323,480	100.0%
Less reinsurance ceded	(2,125,481)		(2,258,307)

	$33,314,752		$31,065,173

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2024:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$23,634	$26,995	$-	$-	$-
Universal Life	76,983	87,917	78,272	-	-	-
Other Permanent Cash Value Life Insurance	-	1,390,935	3,565,491	-	-	-
Variable Universal Life	9,881	9,739	7,749	146,837	144,722	147,044

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	612,313	-	-	-
Accidental Death Benefits	-	-	115	-	-	-
Disability - Active Lives	-	-	23,122	-	-	-
Disability - Disabled Lives	-	-	40,926	-	-	-
Miscellaneous Reserves	-	-	73,104	-	-	-

Total gross	$86,864	$1,512,225	$4,428,087	$146,837	$144,722	$147,044
Reinsurance Ceded	-	-	652,850	-	-	-
Total	$86,864	$1,512,225	$3,775,237	$146,837	$144,722	$147,044

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2024

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,713,686
Accidental Death Benefits	114
Disability - Active Lives	6,781
Disability - Disabled Lives	33,742
Miscellaneous Reserves	20,914
Subtotal	$3,775,237
Separate Accounts Annual Statement
Life Insurance	$147,044
Accident and health	-
Miscellaneous reserves	-
Subtotal	$147,044
Combined Total	$3,922,281

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,118	$10,463	$19,557	$10,336
Ordinary renewal	92,680	89,009	83,909	83,047
Group life	2,726	2,726	1,934	1,934
Group annuity	859	859	-	-
	$116,383	$103,057	$105,400	$95,317

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.3 million and $8.1 million at December 31, 2024 and 2023, respectively. This represented 3.1 percent and 2.7 percent of the total net premiums written for group life and health in 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2024	2023
Product
Life insurance	$147,529	$133,135
Individual annuities	294,089	302,061
Group annuities	21,657,213	19,733,761
Total	$22,098,831	$20,168,957

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2024	2023
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,932,835	$2,937,653
Transfers from separate accounts	3,820,487	2,728,351
Net transfers to or (from) separate accounts	(887,652)	209,302
Reconciling adjustment - annuity reinsurance treaty	74,372	42,933
Net separate account transfers as reported in the statements of operations	$(813,280)	$252,235

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2024	2023
Premiums, considerations or deposits	$2,932,835	$2,937,653
Reserves at December 31
For accounts with assets at
Market value	$21,550,397	$19,596,921
Amortized cost	550,363	575,243
Total reserves	$22,100,760	$20,172,164

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	21,550,397	19,596,921
At book value without market value adjustment and with current surrender charge of less than 5%	550,363	575,243
	22,100,760	20,172,164
Not subject to discretionary withdrawal	-	-
Total	$22,100,760	$20,172,164

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2024	2023	2024	2023
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$62,613	$57,873
Service cost	-	-	1,048	1,448
Interest cost	-	-	3,149	3,078
Contribution by plan participants	-	-	1,315	1,316
Actuarial (gain) loss	-	-	(2,536)	3,946
Benefits paid	-	-	(5,135)	(5,048)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$60,454	$62,613

	Postretirement Benefits
	2024	2023
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,821	3,731
Plan participants' contributions	1,314	1,317
Benefits paid	(5,135)	(5,048)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,492	$60,588
Liability for pension benefits	(3,038)	2,026
Total liabilities recognized	$60,454	$62,614
Unrecognized liabilities	$-	$-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Components of net periodic benefit cost
Service cost	$1,048	$1,448
Interest cost	3,149	3,078
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(577)	(735)
Prior service cost or credit	606	518
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,226	$4,309

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$3,645	$7,808
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	606	518
Net gain and loss arising during the period	4,579	(3,946)
Net gain and loss recognized or transferred to parent	(577)	(735)
Items not yet recognized as a component of net periodic cost - current year	$8,253	$3,645

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,776)	(3,383)
Net recognized gains and (losses)	11,029	7,028

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2024	2023
Discount rate	5.27%	5.61%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2024	2023
Discount rate	5.72%	5.26%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2025 rate of 7.00% until the ultimate rate of 5.00% is reached in 2033.

The Company expects to contribute $4.1 million to its other postretirement benefit plans in 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2025	$4,058
2026	4,130
2027	4,241
2028	4,241
2029	4,529
Years 2030-2034	25,748

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($7.8) million and $3.9 million for 2024 and 2023, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.8 million and $6.0 million for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $538.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2024 or 2023 plan year. The Company’s contribution to the plan was $2.1 million and $1.9 million in safe harbor matching contributions for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $57.7 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.1 million and $8.2 million for 2024 and 2023, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

(Increase) Decrease in nonadmitted tax asset			$(16,330)

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2024			2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	106,188	16,095	122,283	119,274	2,034	121,308
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	106,188	16,095	122,283	119,274	2,034	121,308
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	182,363	-	-	187,722
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	58,529	-	58,529	51,464	-	51,464
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$164,717	$16,095	$180,812	$170,738	$2,034	$172,772

Ratio percentage used to determine recovery period and threshold			744%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,215,755			$1,251,479

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2024		2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$244,217	$16,095	$233,908	$2,034	$10,309	$14,061
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.5%	1.3%	2.9%	100.0%	-2.4%	-98.7%
Net admitted adjusted gross DTAs	164,717	16,095	170,738	2,034	(6,021)	14,061
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.8%	1.3%	4.0%	100.0%	-3.2%	-98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2024	2023	Change
Gross deferred tax assets	$260,312	$235,942	$24,370
Deferred tax liabilities	58,529	51,464	7,065
Net deferred tax asset	201,783	184,478	17,305
Tax effect of unrealized gains (losses)	(7,320)	(4,477)	(2,843)
Net deferred income tax asset, excluding unrealized gains	$209,103	$188,955	$20,148

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2024	2023
Deferred tax assets
Policyholder reserves	$97,227	$84,195
Investments	772	1,514
Deferred acquisition costs	42,012	37,378
Policyholder dividend accrual	3,747	3,222
Fixed and amortizable assets	426	595
Compensation and benefits accrual	39,996	38,969
Receivables nonadmitted	47,207	49,356
Net operating loss carryforwards	-	15,723
Tax credit carryforward	10,632	-
Other	6,299	2,956
Ordinary deferred tax assets	248,318	233,908
Statutory valuation allowance adjustment	(4,101)	-
Adjusted gross deferred tax asset	244,217	233,908
Nonadmitted deferred tax assets	(79,500)	(63,170)
Admitted ordinary deferred tax assets	$164,717	$170,738

Capital
Investments	16,095	2,034
Nonadmitted	-	-
Admitted deferred tax assets	$180,812	$172,772

Deferred tax liabilities
Investments	$12,213	$9,429
Fixed assets	24,413	20,474
Deferred and uncollected premium	19,961	17,974
Policyholder reserves	1,942	3,587
Ordinary deferred tax liabilities	58,529	51,464
Capital - investments	-	-
Deferred tax liabilities	58,529	51,464

Net admitted deferred tax asset	$122,283	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2024	2023
Tax expense at the federal statutory rate	$(35,414)	$(8,685)
Tax preferenced investment income	(17,935)	(13,603)
Nondeductible expenses	1,146	813
Change in interest maintenance reserve	979	166
Change in nonadmitted assets	2,484	(12,636)
Foreign tax credit carryforward	(10,632)	-
Foreign tax credit receivable	(6,058)	(15,878)
Valuation allowance foreign tax credit carryforward	4,101	-
Provision to return adjustment	620	(1,327)
Other	(1,601)	(1,463)
	$(62,310)	$(52,613)

Federal and foreign income taxes incurred	$(42,162)	$(33,626)
Change in net deferred income taxes	(20,148)	(18,987)
Total statutory income tax benefit	$(62,310)	$(52,613)

Federal income tax-operating	$(38,101)	$(32,997)
Federal income tax-capital gains (losses)	(4,061)	(629)
Federal income tax incurred	$(42,162)	$(33,626)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2024	$-
2023	-
2022	-

The Company does not have a liability for tax contingencies as of December 31, 2024 or 2023.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2020. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2024, we had $122.3 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2024 and 2023 was $4.1 million and $0, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, are not more likely than not to be realized.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2024 and 2023, life reinsurance assumed was approximately 17 and 19 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 and 12 percent of gross life insurance premium income in 2024 and 2023, respectively. Premiums on accident and health reinsurance assumed were approximately 20 and 21 percent of gross accident and health premium income in 2024 and 2023, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2024	2023
Reinsurance ceded on ordinary life in force	$45,207,058	$45,603,248
Reinsurance ceded on group and credit life in force	3,789,741	3,361,096
Life reinsurance premiums ceded	127,381	129,093
Annuity reinsurance premiums ceded	153,411	147,175
Accident and health reinsurance premiums ceded	45,215	49,774
Reinsurance recoveries	283,119	374,282

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2024 and 2023 by $4,183.5 million and $4,276.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2024 and 2023 by $86.4 million and $87.2 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 96 percent of the Company’s December 31, 2024, ceded reserves for life and accident and health insurance. Two of these reinsurers maintain A.M. Best ratings, one with a rating of A+ and one with a rating of A. One reinsurer is not rated by A.M. Best. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2024, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2024 or 2023.

The Company did not commute any material ceded reinsurance in 2024 or 2023.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2024 and 2023 was $236.5 million and $231.1 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2024 and 2023, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2024 and in 2023. Total interest paid inception to date is $166.4 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2024 and 2023 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $110.3 million in 2025.

The Company paid no dividends in 2024 or 2023. The Company did not receive a capital contribution in 2024 or 2023.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2024 is as follows:

Nonadmitted asset values	$(307,173)
Asset valuation reserve	$(211,978)
Net unrealized gain (losses)	$31,067
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2024 or 2023.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2024 and 2023, the carrying value of the FHLBI Class B common stock was $66.6 million and $73.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Funding agreements associated with the FHLBI totaled $1,281.6 million and $1,554.8 million of December 31, 2024 and 2023, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,283.9 million and $1,558.1 million at December 31, 2024 and 2023, respectively. Interest paid was $62.7 million and $54.1 million in 2024 and 2023, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,017.2 million and $2,447.1 million at December 31, 2024 and 2023, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $3,382.8 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $34.4 million at December 31, 2024.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$20	$-	$75,889	$75,909
Bonds - Industrial & misc.	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Short-term
	Industrial & misc.	Industrial & misc.	Investments	Total
Beginning Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198
Transfer into level 3	1,712	2,070	-	3,782
Transfer out of level 3	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	(40)	(736)
Total gains (losses) included in surplus	(638)	836	31	229
Purchases	-	35	-	35
Issuances	-	-	-	-
Sales	(8,011)	(522)	-	(8,533)
Settlements	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$70,975

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$11,549,070	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	80,510	29	-	80,481	-	-
Mortgage loans	2,318,236	2,556,978	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	373,029	105,244	267,808	-	-	-
Contract loans	-	771,468	-	-	-	771,468	-
Derivatives	15,948	13,634	-	15,948	-	-	-
Other invested assets	649,710	672,499	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	356,960	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	548,492	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	22,098,831	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	2,947	247	2,698	-	-	-
Payable for securities lending	357,537	356,960	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

	2023					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

As announced on September 11, 2024, OneAmerica entered into a definitive agreement to sell its full-service retirement plan business to Voya Financial, Inc. (Voya). The transaction consists of the sale of two of the Company's affiliates, OARS and One America Investment Advisory Services, LLC, and an indemnity reinsurance agreement for the specified group annuity contracts. The transaction closed on January 2, 2025, with an effective date of January 1, 2025. As of January 1, 2025, general account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and are to be ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million are to be ceded through 100% indemnity modified coinsurance. The Company transferred assets to the reinsurer of $2,726.5 million and established a funds withheld balance of $1,077.1 million, subject to customary post-close adjustments. The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 3, 2025, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

45

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2024

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$36,526
Other bonds (unaffiliated)	508,906
Preferred stocks (unaffiliated)	1,309
Common stocks (unaffiliated)	6,672
Common Stocks (affiliated)	-
Mortgage loans	106,298
Real estate	18,292
Premium notes, contract loans and liens	36,583
Cash and cash equivalents	7,660
Derivative instruments	2,000
Other invested assets	54,002
Aggregate write-ins for investment income	3,248
Gross investment income	$781,496
Real estate owned—book value less encumbrances	$88,592
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,556,978
Total mortgage loans	$2,556,978
Mortgage loans by standing—book value
Good standing	$2,556,978
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,556,978
Other long-term assets—statement value	$672,499
Common stock of parent, subsidiary, and affiliates—book value	$10,951
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$860,315
Over 1 year through 5 years	2,019,547
Over 5 years through 10 years	2,363,127
Over 10 years through 20 years	3,375,722
Over 20 years	3,198,144
No maturity date	-
Total by maturity	$11,816,855
Bonds by class—statement value
Class 1	$7,118,612
Class 2	4,351,800
Class 3	295,870
Class 4	47,235
Class 5	1,893
Class 6	1,445
Total by class	$11,816,855
Total bonds publicly traded	$6,848,480
Total bonds privately placed	$4,968,375

This accompanying note is an integral part of these supplemental schedules

46

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$80,510
Short-term investments - statement value	$19,955
Derivatives - statement value, net	$10,687
Cash (overdraft) on deposit	$105,244
Life insurance in force
Ordinary	$23,162,078
Credit life	$-
Group life	$53,009,651
Amount of accidental death insurance in force under ordinary policies	10,236
Life insurance policies with disability provisions in force
Ordinary	11,255,959
Group life	48,491,909

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$13,519
Income payable	$445
Ordinary—involving life contingencies
Income payable	$205
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$36,139
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,076,029
Group
Amount of income payable	$394,710
Fully paid account balance	$875,678
Not fully paid account balance	$4,184,998
Accident and health insurance—premiums in force
Ordinary	$43,005
Group	$175,686

This accompanying note is an integral part of these supplemental schedules

47

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2024	$40,878
2023	$22,293
2022	$7,124
2021	$3,481
2020	$3,955
Prior	$11,712
Other accident and health
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2024

(In thousands)

The Company’s gross investment holdings as filed in the 2024 Annual Statement are $16,485.5 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$928,888	5.63%	$928,888	-	$928,888	5.64%
1.02 All Other Governments	127,443	0.77%	127,443	-	127,443	0.77%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	563	0.00%	563	-	563	0.00%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.00%	-	-	-	0.00%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	617,990	3.75%	617,990	-	617,990	3.75%
1.06 Industrial and Miscellaneous	9,828,734	59.61%	9,828,734	133,604	9,962,338	60.44%
1.07 Hybrid Securities	45,452	0.28%	45,452	-	45,452	0.28%
1.08 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
1.09 SVO Identified Funds	-	0.00%	-	-	-	0.00%
1.10 Bank Loans	-	0.00%	-	-	-	0.00%
1.11 Total Long-Term Bonds	11,549,070	70.05%	11,549,070	133,604	11,682,674	70.88%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	15,000	0.09%	15,000	-	15,000	0.09%
2.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
2.03 Total Preferred Stocks	15,000	0.09%	15,000	-	15,000	0.09%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	29	0.00%	29	-	29	0.00%
3.02 Industrial and Misc. (Unaffiliated) Other	69,530	0.42%	69,530	-	69,530	0.42%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	10,951	0.07%	10,951	-	10,951	0.07%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.00%	-	-	-	0.00%
3.05 Mutual Funds	-	0.00%	-	-	-	0.00%
3.06 Total Common Stocks	80,510	0.49%	80,510	-	80,510	0.49%
4. Mortgage Loans (Schedule B):
4.01 Farm Mortgages	-	0.00%	-	-	37,145,413	225.34%
4.02 Residential Mortgages	-	0.00%	-	-	-	0.00%
4.03 Commercial Mortgages	2,557,558	15.51%	2,557,558	-	2,557,558	15.52%
4.04 Mezzanine Real Estate Loans	-	0.00%	-	-	-	0.00%
4.05 Total valuation allowance	(580)	0.00%	(580)	-	(580)	0.00%
4.06 Total Mortgage Loans	2,556,978	15.51%	2,556,978	-	2,556,978	15.51%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	73,845	0.45%	73,845	-	73,845	0.45%
5.02 Properties Held for Production of Income	14,747	0.09%	14,747	-	14,747	0.09%
5.03 Properties Held for Sale	-	0.00%	-	-	-	0.00%
5.04 Total Real Estate	88,592	0.54%	88,592	-	88,592	0.54%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	105,244	0.64%	105,244	70,622	175,866	1.07%
6.02 Cash Equivalents, (Schedule E, Part 2)	247,830	1.50%	247,830	63,455	311,285	1.88%
6.03 Short-Term Investments (Schedule DA)	19,955	0.12%	19,955	89,279	109,234	0.66%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	373,029	2.26%	373,029	223,356	596,385	3.62%
7. Contract Loans	771,468	4.68%	771,468	-	771,468	4.68%
8. Derivatives (Schedule DB)	13,634	0.08%	13,634	-	13,634	0.08%
9. Other Invested Assets (Schedule BA)	674,100	4.09%	672,499	-	672,499	4.08%
10. Receivables for Securities	6,172	0.04%	6,172	-	6,172	0.04%
11. Securities Lending (Schedule DL, Part 1)	356,960	2.17%	356,960	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
13. Total Invested Assets	$16,485,513	100.00%	$16,483,912	$356,960	$16,483,912	100.00%

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2024

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,638.8 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$66,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	61,835	0.4%
2.03	STANLEY BLACK & DECKER INC	61,546	0.3%
2.04	ONEOK INC	57,553	0.3%
2.05	RTX CORP	55,707	0.3%
2.06	TC ENERGY CORP	54,756	0.3%
2.07	NORTHROP GRUMMAN CORP	53,029	0.3%
2.08	EXXON MOBIL CORP	51,016	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,950	0.3%
2.10	CMS ENERGY CORP	48,819	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$7,118,612	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,351,800	24.7%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	295,870	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	47,235	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	1,893	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,445	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,037,184	11.5%
4.02	Foreign-currency-denominated investments	77,045	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,882,736	10.7%
5.02	Countries rated NAIC-2	121,977	0.7%
5.03	Countries rated NAIC-3 or below	32,471	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$818,352	4.6%
6.02	Country:	Australia	378,830	2.1%

	Countries rated NAIC-2
6.03	Country:	Mexico	$76,929	0.4%
6.04	Country:	Indonesia	11,557	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$21,706	0.1%
6.06	Country:	Columbia	4,549	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$61,546	0.3%
10.02	INVESCO LTD	38,675	0.2%
10.03	CSL LTD	30,306	0.2%
10.04	SIEMENS AG	29,096	0.2%
10.05	AMERICA MOVIL SAB DE CV	26,203	0.1%
10.06	BAE SYSTEMS PLC	24,597	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	24,034	0.1%
10.08	PERNOD-RICARD SA	23,082	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	23,000	0.1%
10.10	DEUTSCHE POST AG	23,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	334,663	1.9%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$66,561	0.4%
13.03	NEUBERGER BERMAN	47,044	0.3%
13.04	HARBOURVEST	33,822	0.2%
13.05	PIMCO	30,431	0.2%
13.06	BLACKROCK	23,602	0.1%
13.07	HGGC	20,692	0.1%
13.08	BLACKSTONE	20,601	0.1%
13.09	KKR	17,844	0.1%
13.10	INVESCO	17,127	0.1%
13.11	SHENKMAN	17,000	0.1%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$582,365	3.3%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$66,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	22,581	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	17,912	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$47,044	$47,044	$-
14.07	HARBOURVEST	33,822	33,822	-
14.08	PIMCO	30,431	30,431	-
14.09	BLACKROCK	23,601	23,601	-
14.10	HGGC	20,692	20,692	-
14.11	BLACKSTONE	20,601	20,601	-
14.12	KRR	17,844	17,844	-
14.13	INVESCO	17,127	17,127	-
14.14	SHENKMAN	17,000	17,000	-
14.15	RED REEF PARTNERS	15,899	15,899	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$33,000	0.2%
16.03	Commercial	26,678	0.2%
16.04	Commercial	26,215	0.1%
16.05	Commercial	26,000	0.1%
16.06	Commercial	25,236	0.1%
16.07	Commercial	21,861	0.1%
16.08	Commercial	21,571	0.1%
16.09	Commercial	21,543	0.1%
16.10	Commercial	20,723	0.1%
16.11	Commercial	20,365	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,541,578	14.4%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,686,030	32.2%	$5,487,134	$5,527,508	$5,659,550
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$227,160	1.3%	$272,000	$62,900	$74,579
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,417	0.0%	$3,891	$1,033	$1,142
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2024

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2024 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2024 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

58